Related parties	6 Months Ended
Jun. 30, 2021
Related parties
Related parties

11.     Related parties

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €94 and €192 (€96 and €181) in the three and six months ended June 30, 2021 (2020), remuneration of managing directors and other key management personnel amounted to €876 and €1,753 (€593 and €1,198).

The Company recognized share-based payment expenses of €242 and €350 (€17 and €53) for supervisory directors and €1,624 and €2,271 (€361 and €721) for managing directors and other key management personnel in the three and six months ended June 30, 2021 (2020).

The following table provides the outstanding balances for management and supervisory board remuneration.

	Outstanding balances
	June 30,	December 31,
	2021	2020
Adi Hoess	0	2
Dr. Thomas Hecht	23	16
Ferdinand Verdonck	10	10
Dr. Ulrich Grau	13	14
Dr. Bernhard Ehmer	16	15
Uta Kemmerich-Keil	7	0
Harry Welten	12	8
Annalisa Jenkins	11	8
Mathieu Simon	9	7